Capital Stock, Stock Awards and Stock Options (Tables)	12 Months Ended
Dec. 31, 2017
Capital Stock, Stock Awards, and Stock Options [Abstract]
Activity Related to Stock Awards
Activity related to stock awards under the 2012 incentive compensation plan for the year ended December 31, 2017 was as follows:

	Number of Shares	Average Grant-Date Fair Value
Beginning of year, unvested	67,225	$655.15
Awarded	15,543	535.67
Vested	(28,593)	415.66
Forfeited	(2,600)	810.81
End of Year, Unvested	51,575	744.07

Activity Related to Stock Options
Activity related to options outstanding for the year ended December 31, 2017 was as follows:

	Number of Shares	Average Option Price
Beginning of year	186,996	$559.62
Granted	2,000	845.72
Exercised	(3,476)	402.79
Expired or forfeited	—	—
End of Year	185,520	565.65

Information related to Stock Options Outstanding and Exercisable
Information related to stock options outstanding and exercisable at December 31, 2017, is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2017	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2017	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$244–284	4,262	3.3	$262.22	4,262	3.3	$262.22
325	77,258	3.1	325.26	77,258	3.1	325.26
719	77,258	6.8	719.15	38,628	6.8	719.15
805–872	26,742	8.0	865.02	8,246	7.9	866.58
	185,520	5.4	565.65	128,394	4.6	476.44

Fair Value of Options Assumptions
The fair value of options at date of grant was estimated using the Black-Scholes method utilizing the following assumptions:

	2017	2015
Expected life (years)	8	7–8
Interest rate	2.28%	1.88%–2.17%
Volatility	26.93%	31.59%–32.69%
Dividend yield	0.85%	0.81%–1.18%

Summary of Earnings Per Share from Continuing Operations, Basic and Diluted
The following reflects the Company’s income from continuing operations and share data used in the basic and diluted earnings (loss) per share computations using the two-class method:

	Year Ended December 31
(in thousands, except per share amounts)	2017	2016	2015
Numerator:
Numerator for basic earnings (loss) per share:
Income (loss) from continuing operations attributable to Graham Holdings Company common stockholders	$302,044	$168,590	$(143,456)
Less: Dividends paid–common stock outstanding and unvested restricted shares	(28,329)	(27,325)	(53,090)
Undistributed earnings (losses)	273,715	141,265	(196,546)
Percent allocated to common stockholders (1)	99.06%	98.79%	100.00%
	271,150	139,562	(196,546)
Add: Dividends paid–common stock outstanding	28,060	26,962	52,050
Numerator for basic earnings (loss) per share	299,210	166,524	(144,496)
Add: Additional undistributed earnings due to dilutive stock options	17	9	—
Numerator for diluted earnings (loss) per share	$299,227	$166,533	$(144,496)
Denominator:
Denominator for basic earnings (loss) per share:
Weighted average shares outstanding	5,516	5,559	5,727
Add: Effect of dilutive stock options	36	30	—
Denominator for diluted earnings (loss) per share	5,552	5,589	5,727
Graham Holdings Company Common Stockholders:
Basic earnings (loss) per share from continuing operations	$54.24	$29.95	$(25.23)
Diluted earnings (loss) per share from continuing operations	$53.89	$29.80	$(25.23)
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(1)	Percent of undistributed losses allocated to common stockholders is 100% in 2015 as participating securities are not contractually obligated to share in losses.

Antidilutive Weighted Average Restricted Stock and Options [Table Text Block]
Diluted earnings (loss) per share excludes the following weighted average potential common shares, as the effect would be antidilutive, as computed under the treasury stock method:

	Year Ended December 31
(in thousands)	2017	2016	2015
Weighted average restricted stock	30	40	52
Weighted average stock options	—	—	39